Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0000313838
Registrant Name	Sony Group Corp
Registration File Number	333-296885
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES